Lease Liability	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease Liability [Text Block]

16. Lease Liability

Balance, January 1, 2019	$89,215
Additional capitalized leases (note 12)	22,158
Lease payments	(32,952)
Accretion and other movements	3,526
Balance, December 31, 2019	$81,947
Additional capitalized leases (note 12)	17,759
Lease payments	(35,980)
Accretion and other movements	(212)
Balance, December 31, 2020	$63,514

	Dec. 31, 2020	Dec. 31, 2019
Current	$33,473	$32,781
Non-current	30,041	49,166
	$63,514	$81,947

Hudbay has entered into leases for its Peru, Manitoba and Arizona business units which expire between 2020 and 2043. The interest rates on leases which were capitalized have interest rates between 1.95% to 5.44%, per annum. The range of interest rates utilized for discounting varies depending mostly on the Hudbay entity acting as lessee and duration of the lease. For certain leases, Hudbay has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. Hudbay's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as a ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on Hudbay by entering into these leases.

The following outlines expenses recognized within the Company's consolidated income statements for the periods ended December 31, 2020 and December 31, 2019, relating to leases for which a recognition exemption was applied.

	Year ended December 31,
	2020	2019
Short-term leases	$40,253	$45,745
Low value leases	353	92
Variable leases	57,389	56,152
Total	$97,995	$101,989

Payments made for short term, low value and variable leases would mostly be captured as expenses in the  consolidated income statements, however, certain amounts may be capitalized to PP&E for the Arizona business unit during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable consideration leases include equipment used for heavy civil works at Constancia.